Goodwill	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 are as follows:

	Testing, Inspection and Certification		Software and Advisory	Total
(in millions)	Industrial	Consumer
Balance at December 31, 2021(a)	$302	$250	$69	$621
Acquisitions	12	30	—	42
Effect of changes in foreign exchange rates	(3)	(10)	(3)	(16)
Balance at December 31, 2022(a)	$311	$270	$66	$647
Acquisitions	11	—	2	13
Measurement period adjustments	—	(4)	—	(4)
Divestitures	—	(1)	—	(1)
Effect of changes in foreign exchange rates	1	2	2	5
Impairment	—	(37)	—	(37)
Balance at December 31, 2023(a)	$323	$230	$70	$623
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(a)Net of accumulated impairment losses of $166 million as of December 31, 2023 and $129 million as of both December 31, 2022 and December 31, 2021.
Goodwill is tested for impairment annually in the fourth quarter, or more frequently if an event occurs or conditions change that would indicate it is more likely than not that the fair value of a reporting unit is below its carrying amount. During the three months ended September 30, 2023, the Company identified a triggering event and performed a quantitative impairment assessment for a reporting unit in the Consumer segment, which resulted in a pre-tax impairment charge of $37 million. This partial impairment charge was the result of lower than expected demand for Non-certification Testing and Other Services in the mobility industry, which has been impacted by auto industry conditions in 2023, including slowing of the pace of electric vehicle transition, labor uncertainties, and the impact of more moderate growth expectations for the business. As of December 31, 2023, the remaining carrying amount of the goodwill related to this reporting unit was $22 million.
The impairment assessment for this reporting unit consisted of a fair value calculation that combined an income approach and a market approach, using an equal weighting, and a number of significant assumptions including estimated future revenue growth rates, EBITDA margins, discount rate, and market multiples. The fair value using the income approach was determined based on the present value of the estimated future cash flows of the reporting unit, discounted using the weighted average cost of capital. The Company used its internally developed long-range plans to estimate future cash flows for the business, which included estimated future revenue growth rates and EBITDA margins. Development of the Company’s long-range plans includes consideration of current and projected levels of income for the reporting unit based on management’s plans for the business, business trends, market and economic conditions, as well as other relevant factors. The fair value using the market approach was derived from market multiples using comparable publicly traded companies for a group of benchmark companies. The selection of comparable businesses was based on the markets in which the reporting unit operates given consideration to risk profiles, size, geography and diversity of products and services. These estimates and assumptions were considered Level 3 inputs under the fair value hierarchy. The Company believes the assumptions used in the impairment assessment are reasonable and consistent with assumptions that would be used by other market participants. However, such assumptions are inherently uncertain, and a change in assumptions could change the estimated fair value of the reporting unit. Therefore, future impairment charges could be required, which could have an adverse effect on the Company’s financial condition and results of operations.
Goodwill
Changes in the carrying amount of goodwill for the six months ended June 30, 2024 were as follows:

	Testing, Inspection and Certification		Software and Advisory	Total
(in millions)	Industrial	Consumer
Balance at December 31, 2023(a)	$323	$230	$70	$623
Acquisitions	11	—	—	11
Effect of changes in foreign exchange rates	(2)	(3)	(1)	(6)
Balance at June 30, 2024(a)	$332	$227	$69	$628
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(a)Net of accumulated impairment losses of $137 million as of June 30, 2024 and $166 million as of December 31, 2023.